CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Jun. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common shares, par value (in eur per share)	€ 0.01	€ 0.01
Common shares, shares outstanding (in shares)	1,350,834,202	1,353,831,958
Special voting shares, shares outstanding (in shares)	388,051,532	388,725,624
Treasury stock, shares (in shares)	13,565,994	10,568,238